Putnam RetirementReady 2055 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2055 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%
Acquired fund fees and expenses	[2]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Total annual fund operating expenses		3.19%	3.94%	3.94%	3.69%	3.44%	2.94%
Expense reimbursement	[3]	(2.09%)	(2.09%)	(2.09%)	(2.09%)	(2.09%)	(2.09%)
Total annual fund operating expenses after expense reimbursement		1.10%	1.85%	1.85%	1.60%	1.35%	0.85%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Restated to reflect (1) current fees resulting from a change in the fund's and the underlying funds' investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam RetirementReady 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	681	1,317	1,976	3,732
Class B	688	1,309	2,048	3,862
Class C	288	1,009	1,848	4,025
Class M	507	1,253	2,019	4,023
Class R	137	862	1,609	3,581
Class Y	87	712	1,363	3,112

Expense Example, No Redemption - Putnam RetirementReady 2055 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	188	1,009	1,848	3,862
Class C	188	1,009	1,848	4,025